Amounts due to banks and customer deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Deposits From Customers [Line Items]
Amounts due to banks	$ 10,962	$ 7,728	$ 7,728	$ 10,459
Due to customers	419,838	414,172	419,577	416,267
of which: demand deposits	181,869		193,457
of which: retail savings / deposits	165,790		166,013
of which: time deposits	53,624		48,617
of which: fiduciary deposits	18,556		11,490
Total amounts due to banks and customer deposits	430,801		427,305
UBS AG
Deposits From Customers [Line Items]
Amounts due to banks	10,962	7,728	7,728	10,459
Due to customers	421,986	$ 417,653	423,058	$ 418,129
of which: demand deposits	182,642		195,264
of which: retail savings / deposits	165,790		166,013
of which: time deposits	54,998		50,291
of which: fiduciary deposits	18,556		11,490
Total amounts due to banks and customer deposits	$ 432,948		$ 430,786